Statement of compliance with IFRS and going concern assumption	12 Months Ended
Dec. 31, 2025
Statement of compliance with IFRS and going concern assumption [Abstract]
Statement of compliance with IFRS and going concern assumption
2	Statement of compliance with IFRS and going concern assumption

Grupo TMM’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). They have been prepared under the assumption the Company operates on a going concern basis, which assumes the Company will be able to discharge its liabilities as they fall due. In confirming the validity of the going concern basis of preparation, the Company has considered the following specific factors:

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the Company has generated net income for the last two years presented, with a significant increase in 2025 in which it obtained a net income of $309,492; likewise, its current assets exceed short-term liabilities by $536,411;

•	the Company generated cash flows from operating activities in the current year of $345,582, and an increase in cash and cash equivalents in that same period of $287,489;

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as of December 31, 2025 the Company has short-term and long-term contracts with various clients. Additionally, it is in the process of negotiating the renewal of certain contracts reaching their termination;

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starting in 2025, the Company participates in the program called ‘ONIX’ (see Note 6), through which PEMEX manages payments to suppliers related to services provided in the year 2025, which allows a faster recovery of its accounts receivable from PEMEX, which as of December 31, 2025 amounted $756.3 million pesos; and

•	finally, Management prepares an annual budget and a 5 year strategic plan, including an assessment of cash flow requirements, under periodic monitoring of its compliance.

During 2025, the Company progressed in consolidating its operating model, highlighting the optimization of asset utilization, the strengthening of its maritime fleet through the incorporation of assets previously operated under short-term lease conditions, as well as the commissioning of strategic assets such as the new floating dock. Likewise, these advances have contributed to strengthening its operational performance.

By 2026, the Company will maintain its focus on operational efficiency in the logistics segment and on evaluating opportunities related to its strategically located assets in Tuxpan, Veracruz. Likewise, it will continue focusing on optimizing the utilization of its fleet, diversifying its services and customer base, particularly in bulk cargo and hydrocarbon transportation, as well as leveraging its installed capacity in maritime infrastructure, including the new floating dock, and evaluating alternatives to expand its operational capacity.

With a transversal approach, the Company will maintain a disciplined focus on cost control, optimization of its operating structure, and cash flow generation.

Additionally, the Company has begun the implementation of sustainability initiatives, in line with the applicable regulatory provisions in Mexico, which are in an initial stage of evaluation and development, as well as the strengthening of its information technology capabilities.

Based on these factors, Management reasonably expects that the Group has and will have appropriate resources to continue operating in the foreseeable future.